Average Annual Total Returns (Vanguard Balanced Index Fund Participant:)	Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Balanced Composite Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. Aggregate Float Adjusted Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Total Stock Market Index Vanguard Balanced Index Fund Vanguard Balanced Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.99%	10.06%	12.58%	12.66%	5.85%	12.58%
Five Years	11.34%	11.54%	none	15.75%	4.48%	15.72%
Ten Years	7.07%	7.16%	none	8.15%	4.72%	8.11%